Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating Segments [Member]	Dec. 31, 2011 Operating Segments [Member]	Dec. 31, 2010 Operating Segments [Member]	Dec. 31, 2012 South Africa [Member]	Dec. 31, 2011 South Africa [Member]	Dec. 31, 2010 South Africa [Member]	Dec. 31, 2012 South Africa [Member] Rand Refinery [Member]	Dec. 03, 2012 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2011 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2010 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2012 South Africa [Member] ISS International [Member]	Dec. 31, 2011 South Africa [Member] ISS International [Member]	Dec. 31, 2010 South Africa [Member] ISS International [Member]	Dec. 31, 2012 Continental Africa [Member]	Dec. 31, 2011 Continental Africa [Member]	Dec. 31, 2010 Continental Africa [Member]	Dec. 31, 2012 Australasia [Member]	Dec. 31, 2011 Australasia [Member]	Dec. 31, 2010 Australasia [Member]	Dec. 31, 2012 Americas [Member]	Dec. 31, 2011 Americas [Member]	Dec. 31, 2010 Americas [Member]	Dec. 31, 2012 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2011 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2010 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 Loss on realized non hedge derivatives [Member]	Dec. 31, 2011 Loss on realized non hedge derivatives [Member]	Dec. 31, 2010 Loss on realized non hedge derivatives [Member]	Dec. 31, 2012 Equity method investments included [Member]	Dec. 31, 2011 Equity method investments included [Member]	Dec. 31, 2010 Equity method investments included [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 1,620	$ 2,559	$ 1,655				$ 577	$ 1,021	$ 675								$ 526	$ 941	$ 493	$ 82	$ 38	$ 158	$ 688	$ 751	$ 508	$ (253)	$ (192)	$ (179)
Exploration costs	(388)	(279)	(206)
General and administrative expense	(299)	(287)	(228)
Market development costs	(10)	(9)	(14)
Non-hedge derivative gain/(loss) and movement on bonds	265	196	(786)
Taxation benefit/(expense)	(340)	(705)	(255)
Noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue from product sales	6,353	6,570	5,334	6,704	6,962	2,690	2,013	2,561	875								2,609	2,529	1,038	426	385	206	1,656	1,487	571				0	0	2,975	(351)	(392)	(331)
Interest Revenue (Expense), Net [Abstract]
Interest revenue	43	52	43				21	28	27								5	14	3	3	4	2	10	4	10	4	2	1
Interest expense	213	178	151				6	5	7								7	1	7	1	0	1	2	3	3	197	169	133
Depreciation And Amortization [Abstract]
Depreciation, depletion and amortization expense	794	789	720	804	798	729	318	360	357								233	223	185	36	42	35	217	173	152							(10)	(9)	(9)
Equity income/(loss) in associates	(23)	59	40				(2)	(2)	(1)								66	89	69				(12)	0	0	(75)	(28)	(28)
Segment income (loss)	1,620	2,559	1,655				577	1,021	675								526	941	493	82	38	158	688	751	508	(253)	(192)	(179)
Expenditure for additions to long-lived assets	1,851	1,439	973	2,154	1,527	1,015	619	549	430								712	418	232	355	102	40	382	452	309	86	6	4				(303)	(88)	(42)
Assets [Abstract]
Total assets	13,102	11,185	10,388				3,570	2,974	3,370								4,752	4,365	4,093	1,007	714	534	2,894	2,527	2,170	879	605	221
Assets held for sale	$ 0	$ 1								$ 0		$ 1	$ 1	$ 0	$ 0	$ 15
Percent Disposed [Percent]											5.00%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]										48.03%